Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-14 - Fidelity Managed Retirement 2015 Fund	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNI Past 1 year	IXZNI Past 5 years	IXZNI Past 10 years
Total	7.58%	4.22%	6.47%	6.56%	2.26%	5.14%	4.79%	2.90%	4.88%	14.42%	5.73%	7.37%	8.72%	3.05%	3.75%	14.81%	6.05%	7.72%